Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Expected Income Tax Benefit Computed Using Federal Statutory Income Tax Rate To Company's Effective Income Tax Rate
A reconciliation of the provision for income taxes computed at the statutory federal income tax rate to the provision for income taxes as reflected in the consolidated financial statements is as follows:

	2023	2022
Income tax computed at federal statutory tax rate	21.0%	21.0%
State taxes, net of federal benefit	5.9%	6.0%
Research and development credits	7.9%	4.9%
Expiration of stock options	(3.1)%	(2.5)%
Permanent differences	1.4%	0.9%
Limitations on credits and net operating losses	(1.7)%	(0.8)%
Change in valuation allowance	(31.4)%	(29.5)%
	—	—

Summary of Components of Deferred Tax Assets
The significant components of the Company’s deferred tax assets as of December 31, 2023 and 2022 were as follows:

	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$12,866	$11,557
Capitalized research and development expenses	7,642	4,460
Lease liability	2,977	234
Research and development credit carryforwards	1,528	698
Stock-based compensation	873	860
Capitalized start-up expenses	153	293
Other	1,303	2,206
Total deferred tax assets	27,342	20,308
Deferred tax liabilities:
Right-of-use-asset	(2,816)	(194)
Total deferred tax liabilities	(2,816)	(194)
Valuation allowance	(24,526)	(20,114)
Net deferred tax liabilities	$—	$—

Summary of Roll-forward of Gross Uncertain Tax Positions
The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance — January 1, 2022	$—
Additions for current year tax positions	229
Balance — December 31, 2022	229
Additions for current year tax positions	276
Balance — December 31, 2023	$505